Commitments and Contingencies Disclosure (Details Textual) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Lease Commitment [Member] USD ($)	Dec. 31, 2011 Lease Commitment [Member] USD ($)	Dec. 31, 2010 Lease Commitment [Member] USD ($)	Dec. 31, 2010 Former Customer [Member] USD ($)	Dec. 31, 2010 Former Customer [Member] EUR (€)	Dec. 31, 2012 Property Lease Guarantee [Member] USD ($)	Dec. 31, 2012 Performance Guarantee [Member] USD ($)
Percentage Of Total Net Consolidated Licence and Maintenance Revenue				3.50%	3.00%
Percentage Of Net Consolidated Consulting Services Revenue	0.35%
Reverasal Of Accrual Reduction Of Cost Of Revenue		$ 922
Percentage Of Roylaties To Be Paid Against Grants Received				150.00%	100.00%
Royalty Expense	574	510	614
Contigent Liability Royalties	8,360
Operating Leases, Future Minimum Payments Due	14,156					3,051	2,399	1,811
Loss Contingency, Settlement Agreement, Consideration									1,509	1,100
Insurance Settlements Receivable			1,200
Property Lease Guarantee Provided											993
Amount Of Bank Gurantee Provided												106
Operating Leases Minimum Payments Upon Cancellation Of Lease Agreements	$ 378